Supplemental guarantor consolidated balance sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Assets
Cash and balances at central banks	$ 190,353	$ 206,773	$ 192,817
Loans and advances to banks	16,596	17,914	15,480
Receivables from securities financing transactions	63,291	69,452	75,012
Cash collateral receivables on derivative instruments	43,763	39,253	30,514
Loans and advances to customers	383,898	392,189	397,761
Other financial assets measured at amortized cost	37,528	28,697	26,209
Total financial assets measured at amortized cost	735,428	754,279	737,794
Financial assets at fair value held for trading	99,507	114,744	130,821
of which: assets pledged as collateral that may be sold or repledged by counterparties	33,830	40,217	43,397
Derivative financial instruments	160,524	140,309	118,142
Brokerage receivables	19,289	20,762	21,839
Financial assets at fair value not held for trading	57,637	60,999	60,080
Total financial assets measured at fair value through profit or loss	336,957	336,814	330,882
Financial assets measured at fair value through other comprehensive income	2,251	9,093	8,844
Investments in subsidiaries and associates	1,094	1,150	1,243
Property, equipment and software	12,049	12,491	12,888
Goodwill and intangible assets	6,312	6,383	6,378
Deferred tax assets	9,119	9,131	8,876
Other non-financial assets	9,984	10,581	10,277
Total assets	1,113,193	1,139,922	1,117,182
Liabilities
Amounts due to banks	15,202	16,649	13,101
Payables from securities financing transactions	5,956	7,110	5,533
Cash collateral payables on derivative instruments	40,468	39,609	31,798
Customer deposits	512,216	541,470	542,007
Debt issued measured at amortized cost	121,896	131,492	139,155
Other financial liabilities measured at amortized cost	9,930	9,641	9,001
Total financial liabilities measured at amortized cost	705,669	745,971	740,595
Financial liabilities at fair value held for trading	30,450	34,687	31,688
Derivative financial instruments	156,888	138,443	121,309
Brokerage payables designated at fair value	49,798	48,015	44,045
Debt issued designated at fair value	72,264	71,470	73,799
Other financial liabilities designated at fair value	28,566	30,325	30,074
Total financial liabilities measured at fair value through profit or loss	337,966	322,940	300,916
Provisions	3,465	3,478	3,518
Other non-financial liabilities	8,910	8,322	11,151
Total liabilities	1,056,010	1,080,711	1,056,180
Equity
Equity attributable to shareholders	56,845	58,855	60,662
Equity attributable to non-controlling interests	339	356	340
Total equity	57,184	59,212	61,002	$ 59,050
Total liabilities and equity	$ 1,113,193	$ 1,139,922	$ 1,117,182